UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2019 to July 31, 2019

Commission File Number of issuing entity: 333-224598-02

Central Index Key Number of issuing entity: 0001767530

VERIZON OWNER TRUST 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2019-A is set forth in the monthly investor report relating to the August 20, 2019 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2019-A for the distribution period commencing on July 1, 2019 and ending on July 31, 2019. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 1, 2019 with respect to all asset-backed securities sponsored by it.

PART II — OTHER INFORMATION

Item 9.	Other Information.

Prior to July 2019, wireless devices sold by Verizon Wireless were generally “unlocked,” and, therefore, a customer was free, subject to the limitations of the device, to use the wireless device on another wireless provider’s network. On June 25, 2019, the Federal Communications Commission approved Verizon’s request to extend the lock period for 60 days after the sale of the device for new smartphones. In July 2019, Verizon began implementing a 60-day lock period on smartphones after the customer purchases the device, in order to reduce theft and fraud. After the 60 days, the smartphones unlock automatically, and the customer is free, subject to the limitations of the device, to use the smartphone on another wireless provider’s network.

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the August 20, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 29, 2019

VERIZON OWNER TRUST 2019-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer